SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense		¥ 7,851	¥ 9,866	¥ 17,803
Deferred income tax expense			14,925	42,698
Total income tax expense	$ 1,106	¥ 7,851	¥ 24,791	¥ 60,501